CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Consolidated Statements Of Operations
Revenue
Operating expense
Selling, general and administrative	615,467	606,719	2,456,693	1,651,065	2,779,325	2,318,443
Research and product development	523,532	279,493	942,295	517,280	950,470	822,922
Total operating expense	1,138,999	886,212	3,398,988	2,168,345	3,729,795	3,141,365
Loss from operations	(1,138,999)	(886,212)	(3,398,988)	(2,168,345)	(3,729,795)	(3,141,365)
Other income (expense)
Interest expense	(122,731)	(76,127)	(216,747)	(152,465)	(312,185)	(308,983)
Accretion of debt discount	(227,733)	(323,932)	(572,880)	(687,991)	(1,311,445)	(2,335,954)
Change in fair value of derivative liability						1,714,395
Loan conversion inducement expense						(565,406)
Total other income (expense)	(350,464)	(400,059)	(789,627)	(840,456)	(1,623,630)	(1,495,948)
Net loss	$ (1,489,463)	$ (1,286,271)	$ (4,188,615)	$ (3,008,801)	$ (5,353,425)	$ (4,637,313)
Basic and Diluted Loss per Common Share	$ (0.04)	$ (0.04)	$ (0.12)	$ (0.11)	$ (0.17)	$ (0.17)
Weighted average number of common shares outstanding - basic and diluted	36,135,080	28,666,741	35,743,320	28,615,533	31,299,979	27,295,540